Supplement to
Fidelity's Ohio
Municipal Funds
February 28, 2000 Prospectus

Shareholder Meeting. On or about April 18, 2001, a meeting of the shareholders of Fidelity Ohio Municipal Money Market Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on February 20, 2001 are entitled to vote at the meeting. The proposed management contract modifications for Ohio Municipal Money Market include a proposal to revise the fund's management fee to provide for lower fees when FMR's assets under management exceed $587 billion and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

On January 18, 2001, the Board of Trustees of Spartan Ohio Municipal Income Fund authorized the adoption of a redemption fee of 0.50% of the amount redeemed on shares purchased after April 16, 2001 that are held for less than 30 days.

The following information replaces similar information found in the "Fee Table" section on page 6.

Shareholder Fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days that are purchased after April 16, 2001 (as a % of amount redeemed) for Spartan Ohio Municipal Income only	0.50%
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces the first two paragraphs under the heading "Selling Shares" in the "Buying and Selling Shares" section beginning on page 16.

The price to sell one share of Ohio Municipal Money Market is the fund's NAV. The price to sell one share of Spartan Ohio Municipal Income is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Spartan Ohio Municipal Income will deduct a short-term trading fee of 0.50% from the redemption amount (or from your account if you have written a check) if you sell your shares after holding them less than 30 days. Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

OFS/OFR-01-02 February 20, 2001
1.475823.103

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestments of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

The following information replaces the 11th bullet under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

  If you sell shares by writing a check, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found in the "Account Features and Policies" section beginning on page 18.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

If your account balance falls below $2,000 for Ohio Municipal Money Market or $5,000 for Spartan Ohio Municipal Income (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Supplement to
Fidelity's
Michigan Municipal
Fund's
February 28, 2000
Prospectus

Shareholder Meeting. On or about April 18, 2001, a meeting of the shareholders of Fidelity Michigan Municipal Money Market Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on February 20, 2001 are entitled to vote at the meeting. The proposed management contract modifications for Michigan Municipal Money Market include a proposal to revise the fund's management fee to provide for lower fees when FMR's assets under management exceed $587 billion and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

On January 18, 2001, the Board of Trustees of Spartan Michigan Municipal Income Fund authorized the adoption of a redemption fee of 0.50% of the amount redeemed on shares purchased after April 16, 2001 that are held for less than 30 days.

The following information replaces similar information found in the "Fee Table" section on page 6.

Shareholder Fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days that are redeemed after April 16, 2001 (as a % of amount redeemed) for Spartan Michigan Municipal Income only	0.50%
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces the first two paragraphs found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

The price to sell one share of Michigan Municipal Money Market is the fund's NAV. The price to sell one share of Spartan Michigan Municipal Income is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

MIS/MIF-01-02 February 20, 2001
1.475738.104

Spartan Michigan Municipal Income will deduct a short-term trading fee of 0.50% from the redemption amount (or from your account if you have written a check) if you sell your shares after holding them less than 30 days. Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

The following information replaces the 12th bullet found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 17.

  If you sell shares by writing a check, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found in the "Account Features and Policies" section on page 22.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

If your account balance falls below $2,000 for Michigan Municipal Money Market or $5,000 for Spartan Michigan Municipal Income (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

The following information replaces similar information found in the "Fund Management" section on page 26.

George Fischer is vice president and manager of Spartan Michigan Municipal Income Fund, which he has managed since July 2000. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as a research analyst and manager.

Supplement to the Spartan® Pennsylvania Municipal Funds
February 28, 2000
Prospectus

Shareholder Meeting. On or about April 18, 2001, a meeting of the shareholders of Spartan Pennsylvania Municipal Money Market Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on February 20, 2001 are entitled to vote at the meeting. The proposed management contract modifications for Spartan Pennsylvania Municipal Money Market include a proposal to modify the list of enumerated expenses borne directly by the fund under its present management contract to include annual premiums payable on or after January 1, 2004, if any, for insurance coverage provided by a captive mutual insurance company. The proposed management contract modifications for Spartan Pennsylvania Municipal Money Market also include a proposal to allow Fidelity Management & Research Company and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

On January 18, 2001, the Board of Trustees of Spartan Pennsylvania Municipal Income Fund authorized the reduction of the fund's redemption fee period from 180 days to 30 days. Redemptions after January 26, 2001 of shares held less than 30 days will be subject to the same redemption fee of 0.50% of the amount redeemed.

The following information replaces similar information found in the "Fee Table" section on page 7.

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Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)
for Spartan PA Muni Income only	0.50%
Exchange fee
for Spartan PA Muni Money Market onlyA,B	$5.00
Wire transaction fee
for Spartan PA Muni Money Market onlyA	$5.00
Checkwriting fee, per check written
for Spartan PA Muni Money Market onlyA	$2.00
Account closeout fee
for Spartan PA Muni Money Market onlyA	$5.00
Annual account maintenance fee (for accounts under $2,000)	$12.00

A The fees for individual transactions are waived if your account balance at the time of the transaction is $50,000 or more.

B You will not pay an exchange fee if you exchange through any of Fidelity's automated exchange services.

The following information replaces the second paragraph under the heading "Selling Shares" found in the "Buying and Selling Shares" section on page 17.

Spartan Pennsylvania Municipal Income will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 30 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

The following information replaces similar information under the heading "Policies" found in the "Account Features and Policies" section on page 24.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

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